INCOME TAXES - Schedule of reconciliation of differences between statutory tax rate and effective tax rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Reconciliation of differences between statutory tax rate and effective tax rate
(Loss) income before income tax expenses	$ (4,660,550)	$ (1,920,048)	$ 760,155
Cayman statutory income tax rate	0.00%	0.00%	0.00%
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	$ 23,639	$ 24,529	$ 126,055
Income tax expense / effective tax rate	$ 23,639	$ 24,529	$ 126,055